UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-02201

                                 RIVUS BOND FUND
              -----------------------------------------------------
               (Exact name of registrant as specified in charter)

                                 113 King Street
                                ARMONK, NY 10504
              -----------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Clifford D. Corso
                                 113 King Street
                                ARMONK, NY 10504
              -----------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 914-273-4545
                                                           -------------

                        Date of fiscal year end: MARCH 31
                                                ---------

                     Date of reporting period: JUNE 30, 3008
                                               -------------

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


SCHEDULE OF INVESTMENTS (UNAUDITED)                                JUNE 30, 2008


                                                                        MOODY'S/
                                                                       STANDARD &         PRINCIPAL
                                                                   POOR'S RATING (a)     AMOUNT (000's)         VALUE
                                                                   -----------------   ---------------   --------------------
LONG-TERM DEBT SECURITIES (97.69%)
AUTOMOTIVE (3.97%)
Ford Holdings, Inc., Gtd., 9.30%, 03/01/30                             Caa1/CCC+         $     1,000       $       660,000
Ford Motor Co., Sr. Unsec. Notes, 8.90%, 01/15/32                      Caa1/CCC+               1,060               678,400
Ford Motor Credit Co. LLC, Sr. Unsec. Notes, 7.00%, 10/01/13              B1/B                 1,000               736,411
Ford Motor Credit Co. LLC, Sr. Unsec. Notes, 8.00%, 12/15/16              B1/B                 1,000               726,762
General Motors Acceptance Corp. LLC, Sr. Unsec. Notes,
7.25%, 03/02/11                                                           B3/B                 1,000               735,011
Meritor Automotive, Inc., Co. Gty., 6.80%, 02/15/09                       B2/B                    87                85,586
                                                                                                           ---------------
                                                                                                                 3,622,170
                                                                                                           ---------------

CHEMICALS (0.72%)
Nova Chemicals Co., Sr. Unsec. Notes, 6.50%, 01/15/12                    Ba3/B+                  500               447,500
Westlake Chemicals, Gtd., 6.625%, 01/15/16                              Ba3/BB+                  250               210,000
                                                                                                           ---------------
                                                                                                                   657,500
                                                                                                           ---------------

DIVERSIFIED FINANCIAL SERVICES (19.87%)
Bank of America Corp., Sub. Notes, 5.42%, 03/15/17                      Aa3/AA-                1,000               914,637
Bear Stearns Co., Inc., Sr. Unsec. Notes, 7.25%, 02/01/18               Aa2/AA-                  500               521,782
BNP Paribas, Sub. Notes, 5.186%, 06/29/35, 144A (b)                     Aa3/AA-                1,000               868,592
Capital One Financial Corp., Sr. Unsec. Notes, 7.125%,
08/01/08                                                                A3/BBB+                1,000             1,001,528
Citigroup Capital XXI, Co. Gty., 8.30%, 12/21/57 (b)                      A1/A                 1,000               944,329
Cobank, ACB, Sub. Notes, 7.875%, 04/16/18, 144A                           NA/A                   500               496,497
General Electric Capital Corp., Sr. Unsec. Notes, 6.125%,
02/22/11                                                                Aaa/AAA                1,000             1,044,822
General Electric Capital Corp., Sr. Unsec. Notes, 6.00%,
06/15/12                                                                Aaa/AAA                1,725             1,782,591
HSBC America Capital Trust II, Co. Gty., 8.38%, 05/15/27,
144A                                                                      NA/A                 2,500             2,485,308
HSBC Finance Corp., Sr. Unsec. Notes, 6.75%, 05/15/11                   Aa3/AA-                1,500             1,558,842
ICICI Bank Ltd., Unsub. Notes, 5.75%, 01/12/12, 144A                   Baa2/BBB-               1,000               944,399
JP Morgan Chase Bank NA, Sub. Notes, 6.00%, 10/01/17                    Aa1/AA-                1,000               971,443
Landesbank Baden-Wurtt NY, Sub. Notes, 6.35%, 04/01/12                  Aaa/AA+                  500               544,864
Merrill Lynch & Co. Inc., Notes, 6.875%, 04/25/18                         A1/A                 1,000               951,726
Merrill Lynch & Co. Inc., Sub. Notes, 7.75%, 05/14/38                     A1/A                   500               468,738
Sanwa Bank Ltd., Sr. Sub. Notes, 7.40%, 06/15/11                         Aa3/A                   500               529,064
UBS PFD Funding Trust I, Co. Gty., 8.622%, 10/29/49 (b)                   A1/A                 1,000             1,004,840
UBS PFD Funding Trust V, Co. Gty., 6.243%, 05/15/49 (b)                   A1/A                   500               438,108
Wachovia Capital Trust III, Bank Gtd., 5.80%, 03/15/42 (b)                A2/A                 1,000               680,000
                                                                                                           ---------------
                                                                                                                18,152,110
                                                                                                           ---------------

ENERGY (6.81%)
Anadarko Petroleum Corp., Sr. Usec. Notes, 5.95%, 09/15/16             Baa3/BBB-                 700               700,376
Apache Corp., Sr. Unsec. Notes, 7.70%, 03/15/26                          A3/A-                   500               572,812
Chesapeake Energy Corp., Co. Gty., 7.50%, 09/15/13                       Ba3/BB                  500               500,000
Pemex Project Funding Master Trust, Co. Gty., 6.125%,
08/15/08                                                               Baa1/BBB+                  35                35,140
Petrobras International Finance Co., Sr. Unsub. Notes,
6.125%, 10/06/16                                                        Baa1/BBB                 750               750,000
Transocean, Inc., Sr. Unsec. Notes, 7.50%, 04/15/31                    Baa2/BBB+                 500               547,567
Western Atlas, Inc., Sr. Unsec. Notes, 8.55%, 06/15/24                    A2/A                 2,539             3,115,305
                                                                                                           ---------------
                                                                                                                 6,221,200
                                                                                                           ---------------

GAMING, LODGING & LEISURE (1.11%)
Starwood Hotels & Resorts Worldwide, Inc., Gtd., 7.875%,
05/01/12                                                               Baa3/BBB-               1,000             1,017,549
                                                                                                           ---------------

HOME BUILDERS (0.91%)
Centex Corp., Sr. Unsec. Notes, 5.45%, 08/15/12                          Ba2/BB                1,000               832,500
                                                                                                           ---------------

INDUSTRIAL (0.78%)
Belden, Inc., Sr. Sub. Notes, 7.00%, 03/15/17                           Ba1/BB-                  250               240,000
L-3 Communications Corp., Co. Gty., 6.125%, 07/15/13                    Ba3/BB+                  500               472,500
                                                                                                           ---------------
                                                                                                                   712,500
                                                                                                           ---------------

   The accompanying notes are an integral part of these financial statements.

                                                                        MOODY'S/
                                                                       STANDARD &        PRINCIPAL
                                                                   POOR'S RATING (a)   AMOUNT (000's)           VALUE
                                                                   -----------------   ---------------   --------------------
INSURANCE (5.84%)
AIG Sunamerica Global Finance VI, Sr. Sec. Notes, 6.30%,
05/10/11, 144A                                                          Aa2/AA+          $     1,000       $     1,015,559
American International Group Inc., Debs., 8.175%, 05/15/58,
144A (b)                                                                  A1/A                 1,000               941,109
Hartford Financial Services Group Inc., Sr. Unsec. Notes,
6.00%, 01/15/19                                                          A2/Ae                   500               480,658
Penn Central Corp., Sub. Notes, 10.875%, 05/01/11 (c)                    WR/NR                 1,500             1,601,250
Sunamerica, Inc., Sr. Unsec. Notes, 8.125%, 04/28/23                    Aa3/AA-                  750               805,040
XL Capital Europe PLC, Gtd., 6.50%, 01/15/12                            Baa1/A-                  500               489,233
                                                                                                           ---------------
                                                                                                                 5,332,849
                                                                                                           ---------------
MEDIA (13.55%)
Clear Channel Communication, Inc., Co. Gty., 8.00%, 11/01/08            Baa3/B-                1,000             1,014,860
Comcast Corp., Gtd., 7.05%, 03/15/33                                   Baa2/BBB+               2,000             2,031,950
Dex Media West LLC, Sr. Unsec. Notes, 8.50%, 08/15/10                    B1/BB-                  500               493,750
Dex Media West, LLC, Sr. Sub. Notes, 9.875%, 08/15/13                    B1/B+                   500               450,000
Harcourt General, Inc., Sr. Debs., 8.875%, 06/01/22                      WR/A-                 2,000             2,504,420
Idearc, Inc., Co. Gty., 8.00%, 11/15/16                                  B3/B-                   500               314,375
News America Holdings, Inc., Gtd., 7.90%, 12/01/95                     Baa1/BBB+               1,400             1,512,638
Quebecor World Capital Corp., Gtd., 6.125%, 11/15/13                     WR/NR                 1,000               365,000
Time Warner, Inc., Sr. Unsec. Notes, 9.15%, 02/01/23                   Baa2/BBB+               3,000             3,441,864
Viacom, Inc., Co. Gty., 7.875%, 07/30/30                                Baa3/BBB                 250               242,241
                                                                                                           ---------------
                                                                                                                12,371,098
                                                                                                           ---------------
MINING (1.64%)
Freeport-McMoran C&G, Sr. Unsec. Notes, 8.375%, 04/01/17                Ba2/BBB-                 500               527,500
Vale Overseas Ltd., Co. Gty., 6.25%, 01/23/17                           Baa3/BBB               1,000               967,976
                                                                                                           ---------------
                                                                                                                 1,495,476
                                                                                                           ---------------
PAPER (2.18%)
Abitibi-Consolidated, Inc., Sr. Unsec. Notes, 8.85%,
08/01/30                                                               Caa2/CCC+                 500               187,500
Smurfit Capital Funding PLC, Co. Gty., 7.50%, 11/20/25                  Ba2/BB+                2,000             1,800,000
                                                                                                           ---------------
                                                                                                                 1,987,500
                                                                                                           ---------------
PHARMACEUTICALS (1.15%)
Amgen Inc., Sr. Notes, 6.15%, 06/01/18                                   A3/A+                   500               502,527
Monsanto Co. (Pharmacia Corp.), Sr. Unsec. Notes, 6.50%,
12/01/18                                                                Aa1/AAA                  500               548,348
                                                                                                           ---------------
                                                                                                                 1,050,875
                                                                                                           ---------------
REAL ESTATE INVESTMENT TRUST (REIT) (5.42%)
Federal Realty Investment Trust, Sr. Unsec. Notes, 5.40%,
12/01/13                                                               Baa1/BBB+                 750               710,598
Host Marriott LP, Sr. Sec. Notes, 7.00%, 08/15/12                        Ba1/BB                  500               472,500
iStar Financial, Inc. Sr. Unsec. Notes, 8.625%, 06/01/13                Baa2/BBB                 500               457,500
iStar Financial, Inc., Sr. Unsec. Notes, 6.00%, 12/15/10                Baa2/BBB               1,000               852,500
Liberty Property LP, Sr. Notes, 7.50%, 01/15/18                         Baa2/BBB               1,000               994,370
Nationwide Health Properties, Inc., Sr. Unsec. Notes,
6.00%, 05/20/15                                                        Baa3/BBB-                 500               462,493
Prologis, Sr. Unsec. Notes, 5.50%, 04/01/12                            Baa1/BBB+                 500               488,274
WEA Finance, LLC, Sr. Notes, 7.125%, 04/15/18, 144A                      A2/A-                   500               512,549
                                                                                                           ---------------
                                                                                                                 4,950,784
                                                                                                           ---------------
RETAIL & RESTAURANT (2.69%)
Autonation, Inc., Co. Gty., 7.00%, 04/15/14                             Ba2/BB+                  500               445,000
Darden Restaurants, Inc., Sr. Unsec. Notes, 7.125%, 02/01/16            Baa3/BBB                 500               488,940
JC Penney Co., Inc., Sr. Unsec. Notes, 8.00%, 03/01/10                 Baa3/BBB-               1,000             1,037,389
Yum! Brands, Inc., Sr. Unsec. Notes, 6.25%, 03/15/18                   Baa2/BBB-                 500               487,547
                                                                                                           ---------------
                                                                                                                 2,458,876
                                                                                                           ---------------
TELECOMMUNICATIONS (9.70%)
Citizens Communications Co., Sr. Unsec. Notes, 6.25%,
01/15/13                                                                 Ba2/BB                  500               463,750
Deutsche Telekom International Finance BV, Gtd., 8.75%,
06/15/30                                                               Baa1/BBB+               2,000             2,294,756
France Telecom SA, Sr. Unsub. Notes, 7.75%, 03/01/11 (d)                 A3/A-                   750               794,280
GTE Corp., Co. Gty., 6.94%, 04/15/28                                     Baa1/A                1,500             1,484,997
SBC Communications, Inc., Sr. Unsec. Notes, 5.875%, 08/15/12              A2/A                   500               514,268

   The accompanying notes are an integral part of these financial statements.

                                                                        MOODY'S/
                                                                       STANDARD &        PRINCIPAL
                                                                   POOR'S RATING (a)   AMOUNT (000's)           VALUE
                                                                   -----------------   ---------------   --------------------
TELECOMMUNICATIONS (CONTINUED)
Sprint Capital Corp., Co. Gty., 6.90%, 05/01/19                         Baa3/BB          $     1,750       $     1,535,625
Verizon Global Funding Corp., Sr. Unsec. Notes, 7.75%,
12/01/30                                                                  A3/A                 1,646             1,768,267
                                                                                                           ---------------
                                                                                                                 8,855,943
                                                                                                           ---------------
TRANSPORTATION (3.36%)
BNSF Funding Trust I, Co. Gty., 6.613%, 12/15/55 (b)                   Baa3/BBB-                 250               226,107
Erac USA Finance, Co., Co. Gty., 7.00%, 10/15/37, 144A                  Baa2/BBB               1,000               831,781
Federal Express Corp., Sr. Unsec. Notes, 9.65%, 06/15/12                Baa2/BBB               1,750             2,014,866
                                                                                                           ---------------
                                                                                                                 3,072,754
                                                                                                           ---------------
UTILITIES (6.76%)
Avista Corp., 5.95%, 06/01/18                                          Baa2/BBB+                 500               480,877
Dominion Resources, Inc., Sr. Unsub., Series 07-A, 6.00%,
11/30/17                                                                Baa2/A-                  500               493,687
DPL, Inc., Sr. Notes, 8.00%, 03/31/09(e)                                 NR/NR                 1,000             1,025,608
Hydro-Quebec, Gtd., 8.25%, 04/15/26                                      Aa2/A+                1,550             2,086,812
Midamerican Funding LLC, Sr. Sec. Bonds, 6.927%, 03/01/29               A3/BBB+                  500               540,133
NSTAR, Unsec. Notes, 8.00%, 02/15/10                                      A2/A                   500               530,410
Ohio Power Co., Sr. Unsec. Notes, 6.00%, 06/01/16                        A3/BBB                  500               496,001
Old Dominion Electric Coop., Sec. Bonds, 6.25%, 06/01/11                 Aa3/AA                  500               516,902
                                                                                                           ---------------
                                                                                                                 6,170,430
                                                                                                           ---------------
MORTGAGE BACKED SECURITIES (9.85%)
FHLMC Pool # B11892, 4.50%, 01/01/19                                    Aaa/AAA                1,268             1,239,937
FHLMC Pool # A15675, 6.00%, 11/01/33                                    Aaa/AAA                  908               922,435
FNMA Pool # 763852, 5.50%, 02/01/34                                     Aaa/AAA                2,053             2,031,997
FNMA Pool # 889554, 6.00%, 04/01/38                                     Aaa/AAA                1,975             1,994,881
FNMA Pool # 754791, 6.50%, 12/01/33                                     Aaa/AAA                1,183             1,226,975
GNSF Pool # 417239, 7.00%, 02/15/26                                     Aaa/AAA                   49                51,707
GNSF Pool # 780374, 7.50%, 12/15/23                                     Aaa/AAA                   24                25,657
Meristar Commercial Mortagage Trust, Series 1999-C1, Class
C, 8.29%, 03/03/16, 144A                                                Aaa/AAA                  500               526,709
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28,
Class A3, 5.679%, 10/15/48                                              Aaa/AAA                  500               481,830
Wells Fargo Mortgage Backed Securities Trust, Series
2007-10, Class 1A19, 6.00%, 07/25/37                                     Aaa/NA                  494               490,532
                                                                                                           ---------------
                                                                                                                 8,992,660
                                                                                                           ---------------
ASSET BACKED SECURITIES (1.38%)
CPS Auto Trust, Series 2007-C, Class A3, 5.43%, 05/15/12,
144A (c)                                                                Aaa/AAA                  590               558,653
Option One Mortgage Loan Trust, Series 2007-FXD2, Class
2A1, 5.90%, 03/25/37 (d)                                                 Aaa/AAA                  708              702,216
                                                                                                           ---------------
                                                                                                                 1,260,869
                                                                                                           ---------------
TOTAL LONG-TERM DEBT SECURITIES (Cost of $91,878,315)                                                           89,215,643
                                                                                                           ---------------
TOTAL INVESTMENTS (97.69%)                                                                                 $    89,215,643
(Cost $91,878,315)
                                                                                                           ---------------
OTHER ASSETS AND LIABILITIES (2.31%)                                                                             2,111,926
                                                                                                           ---------------
NET ASSETS (100.0%)                                                                                        $    91,327,569
                                                                                                           ===============

(a) Ratings for debt securities are unaudited. All ratings are as of June 30, 2008 and may have changed subsequently.

(b)   Variable rate security. Rate disclosed is as of June 30, 2008.

(c)   Security was valued using fair value procedures as of June 30, 2008.

(d)   Multi-Step Coupon. Rate disclosed is as of June 30, 2008.

(e)   Security rated BBB+ by Fitch.

   The accompanying notes are an integral part of these financial statements.

144A Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At June 30, 2008, these securities amounted to 10.05% of net assets.

*     Aggregate cost for Federal income tax purposes is $91,878,315.

Gross unrealized appreciation            $     2,826,419
Gross unrealized depreciation                 (5,489,091)
                                         ---------------
Net unrealized appreciation              $    (2,662,672)
                                         ===============

Legend
Co. Gty. - Company Guaranty
Debs. - Debentures
FHLMC - Federal Home Loan Mortgage Corp.
FNMA - Federal National Mortgage Association
GNSF - Government National Mortgage Association (Single Family)
Gtd. - Guaranteed
NA - Not Available
NR - Not Rated
Sec. - Secured
Sr. - Senior
Sub. - Subordinated
Unsec. - Unsecured
Unsub. - Unsubordinated
WR - Withdrawn Rating

   The accompanying notes are an integral part of these financial statements.

                                RIVUS BOND FUND

                NOTES TO THE QUARTERLY PORTFOLIO OF INVESTMENTS

                                 JUNE 30, 2008

                                  (UNAUDITED)

A.    SECURITY VALUATION:

Security Valuation - In valuing the Fund's net assets, all securities for which representative market quotations are available will be valued at the last quoted sales price on the security's principal exchange on the day of valuation. If there are no sales of the relevant security on such day, the security will be valued at the bid price at the time of computation. Prices for securities traded in the over-the-counter market, including listed debt and preferred securities, whose primary market is believed to be over-the-counter, normally are supplied by independent pricing services. Securities for which market quotations are not readily available will be valued at their respective fair values as determined in good faith by, or under procedures established by the Board of Trustees. At June 30, 2008, Penn Central Corp. and CPS Auto Trust were valued using fair value procedures and represented 1.75% and 0.61% of net assets, respectively.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157") effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 became effective for the Fund as of April 1, 2008, the beginning of the Fund's current fiscal year. The three levels of the fair value hierarchy under FAS 157 are described below:

      -     Level 1 - quoted prices in active markets for identical securities

      - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

      - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Summary of inputs used to value the Fund's net assets as of June 30, 2008 is as follows:

VALUATION INPUTS                                   INVESTMENTS IN SECURITIES
--------------------------------------             -------------------------
Level 1 - Quoted Prices                                  $          --
Level 2 - Other Significant Observable Inputs               87,055,740
Level 3 - Significant Unobservable Inputs                    2,159,903
                                                         -------------
TOTAL                                                    $  89,215,643
                                                         =============

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determined fair value:

                                        INVESTMENTS IN SECURITIES
                                               (MARKET VALUE)
                                        -------------------------
BALANCE AS OF MARCH 31, 2008                   $ 2,212,515
Accrued discounts/premiums                           2,817
Realized gain (loss)                                    --
Change in unrealized appreciation
(depreciation)                                    (55,429)
Net purchases (sales)                                   --
Transfer in and/or out of Level 3                       --
                                               -----------
BALANCE AS OF JUNE 30, 2008                    $ 2,159,903
                                               ===========



                                RIVUS BOND FUND

                 NOTES TO THE QUARTERLY PORTFOLIO OF INVESTMENTS

                            JUNE 30, 2008 (CONTINUED)

                                   (UNAUDITED)

B.    NEW ACCOUNTING PRONOUNCEMENTS:

In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" (FAS 161) was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. Management is currently evaluating the implications of FAS 161. The impact on the Portfolios' financial statement disclosures, if any, is currently being assessed.

For more information with regards to significant accounting policies, see the most recent annual report filed with the Securities and Exchanged Commission.



ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RIVUS BOND FUND

By (Signature and Title)*  /S/ CLIFFORD D. CORSO
                         -------------------------------------------------------
                          Clifford D. Corso, President
                          (principal executive officer)

Date         August 25, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /S/ CLIFFORD D. CORSO
                         -------------------------------------------------------
                          Clifford D. Corso, President
                          (principal executive officer)

Date         August 25, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ MARC D. MORRIS
                         -------------------------------------------------------
                          Marc D. Morris, Treasurer
                          (principal financial officer)

Date        August 25, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.